Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Principles of Consolidation
Principles of consolidation
The consolidated financial statements include all of the accounts of the Company, the Subsidiaries and the Revenue Practices. All intercompany transactions and balances have been eliminated on consolidation.

Variable Interest Entities
Variable interest entities
In accordance with the FASB’s ASC Topic 810,
Consolidation
, a reporting entity with a variable interest in another entity is required to include the assets and liabilities and revenue and expenses of that separate entity (i.e., consolidate with the financial statements of the reporting entity) when the variable interest is determined to be a controlling financial interest. Under ASC 810, a reporting entity is considered to have a controlling financial interest in a variable interest entity (VIE) if (1) the reporting entity has the power to direct the activities of the VIE that most significantly impacts its economic performance and (2) the reporting entity has the obligation to absorb losses of the VIE that could be potentially significant to the VIE.
As a result of the financial relationship established between the Company and the Revenue Practices through respective management service agreements, the Revenue Practices individually qualify as VIEs as the Company, which provides them non-medical,
technical and administrative services, has the power to direct their respective activities and the obligation to absorb their gains and losses. As a result, the Company is considered the primary beneficiary of the Revenue Practices, and accordingly, the assets and liabilities and revenue and expenses of the Revenue Practices are included in these consolidated financial statements. The following information excludes any intercompany transactions and costs allocated by the Company to the Revenue Practices. The Revenue Practices’ assets and liabilities included in the Company’s consolidated balance sheets as at December 31, 2020 were $57.0 million (2019 – $58.7 million) and $2.4 million (2019 – $nil), respectively. The assets of the Revenue Practices can only be used to settle their obligations. During the twelve month period ended December 31, 2020, the Revenue Practices’ net revenue was $139.1 million (2019 – $151.9 million) and the net contribution to the Company’s cash flow from operations was $134.7 million (2019 – $112.0 million).
The Company has a variable interest in a single purpose entity in Texas which operates an imaging center. The Company also has a variable interest in certain operations of an imaging center of another Texas entity. In both cases, the Company is not a primary beneficiary of the variable interest since it does not have any equity ownership in these entities nor does it have the power to direct the activities of either of these entities that most significantly impact the entities’ economic performance. Rather, in both cases, the Company is entitled to a management fee based upon written agreements in exchange for certain agreed upon management services. The assets and liabilities and revenue and expenses of these entities are not included in the consolidated financial statements of the Company.

Functional and Reporting Currency and Foreign Currency Translation
Functional and reporting currency and foreign currency translation
The functional and reporting currency of the Company, the Subsidiaries and the Revenue Practices is US dollars. Monetary assets and liabilities denominated in foreign currencies are translated into US dollars at the rates of exchange prevailing at the consolidated balance sheet dates.
Non-monetary
assets and liabilities are translated at rates prevailing at the dates of acquisition. Revenues and expenses are translated at the average rate of exchange in effect during the month the transaction occurred. All exchange gains and losses are recognized in the current year’s earnings.

Cash	Cash Cash includes cash on hand and cash held with banks.

Property and Equipment
Property and equipment
Property and equipment are recorded at cost and are depreciated over their estimated useful lives using the straight line method, as follows:

Medical equipment and equipment under finance leases	six years
Computer and office equipment	four to five years
Furniture and fittings	nine years
Leasehold improvements	over term of lease
Expenditures for maintenance and repairs are charged to operations as incurred. Operating lease right-of-use
equipment buyouts and significant upgrades are capitalized.

Intangible Assets
Intangible assets
The Company classifies intangible assets, obtained through acquisitions or developed internally, as definite lived. Intangible assets consist of software costs, trade name, license arrangements and covenants not to compete; these intangible assets are recorded at cost and are amortized over their estimated useful lives, using the straight line method, as follows:

Software costs, trade name and license arrangements	five to six years
Covenant not to compete	over term of contract
The Company reviews the appropriateness of the amortization period related to the definite lived intangible assets annually.

Goodwill
Goodwill
In January 2017, FASB issued Accounting Standards Update (ASU)
2017-04,
Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment (ASU
2017-04)
. ASU
2017-04
simplifies the measurement of goodwill by eliminating the requirement to calculate the implied fair value of goodwill (step 2 of the current impairment test) to measure goodwill impairment charge. Instead, entities will record impairment charges based on the excess of a reporting unit’s carrying amount over its fair value. ASU
2017-04
is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted. The Company elected to early adopt ASU
2017-04
on January 1, 2019. There was no material impact for the Company from the adoption of ASU
2017-04.
Goodwill is recognized as the fair value of the consideration transferred, less the fair value of the net identifiable assets acquired and liabilities assumed, as at the acquisition date. Subsequent to initial recognition, goodwill is measured at cost less accumulated impairment losses. Goodwill acquired in business combinations is allocated to reporting units that are expected to benefit from the synergies of the combination. The determination of reporting units and the level at which goodwill is monitored requires judgment by management. The Company’s reporting units generally represent individual business units below the level of the Company’s operating segment. Goodwill is tested annually for impairment as at October 1 or whenever indicators of impairment are present by comparing the carrying amount of the reporting units against its fair value.

Impairment of Long-Lived Assets
Impairment of long-lived assets
The Company reviews long-lived assets for impairment when events or changes in circumstances indicate the carrying amount of an asset may not be recoverable. If any indication exists, the Company estimates the recoverable amount.
The Company assesses the recoverability of the assets based on the undiscounted future cash flows expected from the use and eventual disposition of the asset. If the carrying amount of the asset is determined not to be recoverable, a write-down to fair value is recorded.
Fair values are determined based on quoted market values, discounted cash flows, or external appraisals, as applicable. Long-lived assets to be disposed of are reported at the lower of carrying amount or fair value less costs to sell.
The amount of the impairment charge is calculated as the excess of the asset’s carrying value over its fair value, which generally represents the discounted future cash flows from that asset or in the case of assets we expect to sell, at fair value less costs to sell.

Segment Reporting
Segment reporting
Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker. The chief operating decision maker, who is responsible for allocating resources and assessing performance of the operating segments, has been identified as the Chief Executive Officer. The Company has one reportable segment, which is outpatient diagnostic imaging services.

Revenue Recognition
Revenue recognition
On January 1, 2019, the Company adopted ASU
2014-09,
Revenue from Contracts with Customers (Topic 606)
, and related clarifying standards (ASC 606). ASC 606 outlines a single comprehensive model for recognizing revenue as performance obligations, defined in a contract with a customer as goods or services transferred to the customer in exchange for consideration, are satisfied. The standard also requires expanded disclosures regarding the Company’s revenue recognition policies and significant judgments used in the determination of revenue.

The Company adopted ASC 606 with a full retrospective application. As a result, at the adoption of ASC 606, the majority of what was previously classified as the provision for bad debts in the consolidated statement of operations is now reflected as implicit price concessions (as defined in ASC 606) and therefore included as a reduction to revenue. Net service fee revenue consists of net patient fees received from various payers and patients based on established contractual billing rates, less allowances for contractual adjustments and implicit price concessions. It primarily comprises fees for the use of the Company’s diagnostic imaging equipment and provision of medical supplies.
Service fee revenue is recorded during the period in which the Company’s performance obligations are satisfied, based on the estimated collectible amounts from the patients and third party payers. The Company’s performance obligations are satisfied when services are rendered to the patient. Since the gap between payment and delivery of services to patients is generally expected to be less than one year, the Company does not adjust the service fee revenue for a significant financing component, as a practical expedient. Third party payers include federal and state agencies (under the Medicare and Medicaid programs), managed care health plans, commercial insurance companies, attorneys, and employers. Estimates of contractual allowances and the transaction price are based on the terms specified in the related contractual agreements, negotiated rates and historical and expected payment patterns. The Company estimates its expected reimbursement for patients based on the applicable contract terms and negotiated rates. The Company believes its review process enables it to identify instances on a timely basis where such estimates need to be revised.
Other revenue consists of miscellaneous fees under contractual arrangements, including service fee revenue under capitation arrangements with third party payers, management fees, government grants and fees for other services provided to third parties. Revenue is recorded during the period in which the Company’s performance obligations under the contract are satisfied by the Company. For 2020, the Company received grants from the U.S. Health and Human Services (HHS). Such grants are outside the scope of ASC 606 and are further discussed in note 25.
ASC 606 applies a single model for recognizing revenue from contracts with customers. It requires revenue to be recognized in a manner that depicts the transfer of promised goods or services to a customer and at an amount that reflects the consideration expected to be received in exchange for transferring those goods or services. This is achieved by applying the following five steps:

i)	identify the contract with a customer;

ii)	identify the performance obligation in the contract;

iii)	determine the transaction price;

iv)	allocate the transaction price to the performance obligations in the contract; and

v)	recognize revenue when (or as) the entity satisfies a performance obligation.

Earnings per Share
Earnings per share
Basic earnings per common share (EPS) is calculated by dividing the net earnings available to common shareholders by the weighted average number of common shares outstanding during the year. Diluted EPS is calculated by adjusting the net earnings available to common shareholders and the weighted average number of common shares outstanding for the effects of all dilutive instruments.

Income Taxes
Income taxes
Income tax expense comprises current and deferred tax. Income tax is recognized in the consolidated statements of operations and comprehensive income (loss). Current income tax expense represents the amount of income taxes payable based on tax law that is enacted at the reporting date and is adjusted for changes in estimates of tax expense recognized in prior periods. A current tax liability or asset is recognized for income taxes payable, or paid but recoverable, in respect of all periods to date.
The Company uses the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. A deferred tax asset is recognized for unused tax losses, tax credits and deductible temporary differences, to the extent that it is more likely than not that future taxable income will be available to utilize such amounts. Deferred tax assets are reviewed at each reporting date and are adjusted to the extent that it is no longer probable that the related tax benefits will be realized. When it appears more likely than not that deferred taxes will not be realized, a valuation allowance is recorded to reduce the deferred tax asset to its estimated realizable value. For net deferred tax assets, estimates of future taxable income are considered in determining whether net deferred tax assets are more likely than not to be realized. Deferred tax assets and liabilities are offset when they relate to income taxes levied by the same tax authority and the Company intends to settle its current tax assets and liabilities on a net basis.
The Company reports a liability for unrecognized tax benefits resulting from uncertain tax positions taken or expected to be taken in a tax return. The Company recognizes interest and penalties, if any, related to unrecognized tax benefits in income tax expense.

Financial Instruments
Financial instruments
Financial assets (such as accounts receivable) and liabilities (such as accounts payable, accrued liabilities, leases and loans) at amortized cost are initially recognized at fair value, and subsequently are carried at amortized cost (using the effective interest rate method) less any impairment. Any premium or discount between amortized cost and fair value is amortized to the consolidated statements of operations and comprehensive income (loss). Derivative financial instruments and earn-outs are initially recognized and subsequently measured at fair value. No derivatives have been designated as a cash flow hedge under ASC 815,
Derivatives and Hedging
. Please see note 16 for additional information.

Leases
Leases
In February 2016, the FASB issued ASU
2016-02.
The FASB subsequently issued related clarifying ASUs on leases. ASU
2016-02’s
core principle is to increase transparency and comparability among organizations by recognizing lease assets and liabilities on the balance sheet and disclosing key information. ASU
2016-02
is effective for fiscal years, and interim periods within those years, beginning after December 15, 2018. ASU
2016-02
requires application either retrospectively to each prior reporting period presented in the financial statements or under a modified retrospective approach at the beginning of the period of adoption. The Company adopted ASU
2016-02
using a modified retrospective approach on January 1, 2019.

On January 1, 2019, the Company recorded
right-of-use
assets and lease liabilities of $98,912,687 and $98,912,687, respectively. Accounting for finance leases remained substantially unchanged (they continue to be recognized on the consolidated balance sheets).
The Company’s operating lease portfolio primarily consists of real estate leases for its imaging centres and corporate offices. A smaller portion consists of medical and office equipment leases. The Company elected to use the package of practical expedients offered in the transition guidance that allows management not to reassess lease identification, lease classification and initial direct costs. The Company also elected to use the accounting policy practical expedients by class of underlying asset to (i) combine associated lease and non-lease
components into a single lease component; and (ii) exclude recording short-term leases as right-of-use
assets and liabilities on the consolidated balance sheets.
Operating lease liabilities were recorded as the present value of remaining lease payments not yet paid for the lease term discounted using the incremental borrowing rate associated with each lease. Operating lease right-of-use
assets represent operating lease liabilities adjusted for prepayments, accrued lease payments, lease incentives and initial direct costs. Certain of the Company’s leases include renewal or termination options. Calculation of operating lease right-of-use
assets and liabilities includes the initial lease term unless it is reasonably certain a renewal or termination option will be exercised. The Company’s initial real estate lease term typically varies from approximately 3 to 10 years. Including renewal options, the lease term may vary from approximately 10 to 30 years.
Variable components of lease payments fluctuating with a future index or rate are estimated at lease commencement based on the index or rate at lease commencement. If the payments change as the result of a change in an index or rate subsequent to lease commencement, the difference is recognized in the income statement in the period in which the change occurs. Variable payments for maintenance such as common area maintenance costs and taxes, are not included in determining lease payments and are expensed as incurred. Most of the Company’s leases do not contain implicit borrowing rates, and therefore to measure lease liabilities, the Company used its incremental borrowing rates at the later of the lease commencement date or January 1, 2019. Lease liabilities will be remeasured when there is a significant change in the lease contracts.

Warrants
Warrants
Financial instruments issued by the Company are classified as equity only to the extent they do not meet the definition of a financial liability or financial asset. The Company has issued warrants that are convertible into common stock; these warrants are classified as equity instruments.

Restricted Share Units
Restricted share units
Restricted share units (RSUs) are issued in accordance with the Company’s RSU Plan, which entitles a holder of one RSU to receive one common share of the Company. RSUs are assigned a value based on the market value of the common shares of the Company on the grant date (or the nearest working day prior to the grant date). Such value is classified as stock-based compensation over the vesting period for all RSUs awarded to employees or the Board (note 12). For RSUs awarded to non-employees
for business services, the RSU expense would be recognized in the consolidated statements of operations and comprehensive income (loss) on vesting of such RSUs.

Stock-Based Compensation
Stock-based compensation

The Company’s stock-based compensation consists of stock options, which are described in note 15 and RSUs, which are discussed in note 12. Each tranche of a share option award is considered a separate award with its own vesting period and recorded at fair value on the date of grant. The fair value of each tranche is measured at the date of grant using the Black-Scholes option pricing model. Compensation expense is recognized over the tranche’s vesting period based on the number of awards expected to vest by increasing contributed surplus. Any consideration paid upon the exercise of stock options is credited to common stock and the related fair value of those stock options is transferred from the contributed surplus to common stock.

Business Combinations
Business combinations
In January 2019, the Company adopted FASB issued ASU
2017-01,
Clarifying the Definition of a Business
(2017-01)
. The update provides a framework for evaluating whether a transaction should be accounted for as an acquisition and/or disposal of a business versus assets. In order for a purchase to be considered an acquisition of a business, and receive business combination accounting treatment, the set of transferred assets and activities must include, at a minimum, an input and a substantive process that together significantly contribute to the ability to create outputs. If substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or a group of similar identifiable assets, then the set of transferred assets and activities is not a business. As a result of adoption on January 1, 2019, there was no impact on our consolidated financial statements, and we have applied the guidance to subsequent acquisitions.
The Company accounts for business combinations using the acquisition accounting method. The total purchase price is allocated to the assets acquired and liabilities assumed based on fair values as at the date of acquisition. Goodwill as at the acquisition date is measured as the excess of the aggregate of the consideration transferred and the amount of any non-controlling
interests in the acquired company over the net of the acquisition date fair values of the identifiable assets acquired and the liabilities assumed. Any non-controlling
interests in the acquired company are measured at their fair value. Best estimates and assumptions are used in the purchase price allocation process to accurately value assets acquired and liabilities assumed at the business combination date. These estimates and assumptions are inherently uncertain and are subject to refinement. As a result, during the measurement period, which may be up to one year from the business combination date, the Company may record adjustments to the assets acquired and liabilities assumed, with the corresponding offset to goodwill. On conclusion of the measurement period or final determination of the values of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded in the consolidated statements of operations and comprehensive income (loss) in the period in which the adjustments were determined.

Changes in Non-Controlling Interests
Changes in
non-controlling
interests
The Company treats transactions with
non-controlling
interests that do not result in a loss of control as transactions with equity owners of the Company. A change in ownership interest results in an adjustment between the carrying amounts of the controlling and non-controlling
interests to reflect their relative interests in the subsidiary. Any difference between the amount of the adjustment to non-controlling
interests and any consideration paid or received is recognized in a reserve within equity attributable to owners of Akumin.

Contingencies
Contingencies
Loss contingency is an existing condition, situation, or set of circumstances involving uncertainty as to possible loss to an entity that will ultimately be resolved when one or more future events occur or fail to occur. The Company is party to various legal proceedings, claims, and regulatory, tax or government inquiries and investigations that arise in the ordinary course of business. In assessing loss contingencies related to legal proceedings that are pending against the Company or unasserted claims that may result in such proceedings, the Company, with assistance from its legal counsel, evaluates the perceived merits of any legal proceedings or unasserted claims as well as the perceived merits of the amount of relief sought or expected to be sought. Accrued legal costs for legal contingencies are recorded when they are probable and estimable.

Accounts Receivable
Accounts receivable
Accounts receivable are generally
non-interest
bearing, unsecured obligations due from patients and third-party payers. They are recognized initially at net realizable value and are subsequently measured at amortized cost less loss allowances. In addition to the implicit price concessions considered and recorded when the service was performed, at each reporting period, the Company estimates the expected credit losses based on a combination of probability-weighted historic and actual bad debts experience with consideration of forward-looking information including changes to economic conditions that would impact its customers (such as unemployment rate and general economic environment for non-individual
payors). During the period affected by the
COVID-19
pandemic, management’s consideration of those changes to economic conditions included the impact of the
COVID-19
pandemic.
Accounts receivable are considered to be in default when customers have failed to make the contractually required payments when due. Implicit price concessions are recorded as a reduction in revenue with an offsetting amount reducing the carrying value of the receivable. When a receivable is considered uncollectible, the receivable is written off against the allowance for bad debts account.
In the fourth quarter of 2020, due to slow down in collections of receivables, the Company changed its estimates of the implicit price concessions related to its customers, primarily based on historical experience of collections impacted by the pandemic and the integration of diagnostic imaging centers acquired in 2018 and 2019. The result of this change in estimate resulted in an increase as compared to the year ended December 31, 2019 to the cumulative implicit price concessions for outstanding receivables by approximately $12.3 million ($9.4 million net of tax) in the year ended 2020, or $0.13 per share (basic and diluted) for the three and twelve months ended December 31, 2020.